Other long term obligations (Tables)	12 Months Ended
Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Schedule of other long term obligations

	Note	December 31, 2019	December 31, 2018
Directors' deferred stock unit plan	18(c)	$14,375	$13,413
Deferred gain on sale-leaseback	14(a)	6,593	8,438
Other		3,536	2,353
Deferred lease inducements liability		—	1,419
		$24,504	$25,623

Schedule of deferred gain on sale-leaseback

	December 31, 2019	December 31, 2018
Balance, beginning of year	$8,438	$7,654
Addition	—	2,262
Amortization of deferred gain on sale-leaseback	(1,845)	(1,478)
Balance, end of year	$6,593	$8,438